Contracts in Progress	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contracts in Progress
3. Contracts in Progress
Costs and billings on uncompleted construction-type contracts consist of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Costs incurred on contracts (from inception to completion)	$199.4	$185.8	$152.5
Estimated earnings	125.5	133.2	108.9

Contracts in progress	324.9	319.0	261.4
Less: billings to date	(281.8)	(261.9)	(209.8)
Less: write-offs	—	(2.7)	—

	$43.1	$54.4	$51.6

The carrying amounts related to uncompleted construction-type contracts are included in the accompanying balance sheets under the following captions (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Costs and estimated earnings in excess of billings on uncompleted contracts – current	$56.3	$57.2	$59.5
Costs and estimated earnings in excess of billings on uncompleted contracts – noncurrent (1)	6.5	8.1	—
Billings in excess of costs and estimated earnings on uncompleted contracts – current (2)	(17.6)	(8.0)	(8.0)
Billings in excess of costs and estimated earnings on uncompleted contracts – noncurrent (3)	(2.1)	(2.9)	—

	$43.1	$54.4	$51.5

(1)	Included in other assets within the consolidated balance sheets.
(2)	Included in deferred contract revenue – current within the consolidated balance sheets.
(3)	Included in other liabilities within the consolidated balance sheets.
Substantially all of the contract liabilities balance as of June 30, 2020 was recognized as revenue during the year ended June 30, 2021, and substantially all of the contract liabilities balance as of June 30, 2021 was recognized as revenue during the Predecessor Stub Period from July 1, 2021 to October 19, 2021 and the Successor Period from October 20, 2021 to December 31, 2021.